Restructuring, Severance and Other Costs (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring, Severance and Other Costs [Abstract]
Schedule of Estimated Restructuring Reserve by Segment

Property & Casualty Commercial	$7
Consumer Markets	3
Group Benefits	1
Mutual Funds	4
Talcott Resolution	72
Corporate	188
Total estimated restructuring and other costs	$275

Schedule of restructuring and other costs

	For the years ended December 31,
	2012	2011
Severance benefits	$148	$17
Professional fees	44	—
Asset impairment charges	5	—
Other contract termination charges	2	8
Total restructuring and other costs	$199	$25

Schedule of restructuring costs, by segment

	For the years ended December 31,
	2012	2011
Property & Casualty Commercial	$5	$—
Consumer Markets	1	—
Group Benefits	1	—
Mutual Funds	3	—
Talcott Resolution	68	—
Corporate	121	25
Total restructuring and other costs	$199	$25

Schedule of accrued restructuring liability balance included in other liabilities

	For the year ended December 31, 2012
	Severance Benefits and Related Costs	Professional Fees	Asset impairment charges	Other Contract Termination Charges	Total Restructuring and Other Costs
Balance, beginning of period	$12	$—	$—	$5	$17
Accruals/provisions	148	44	5	2	199
Payments/write-offs	(90)	(44)	(5)	(7)	(146)
Balance, end of period	$70	$—	$—	$—	$70